Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Accounts receivable, allowance	$ 0	$ 125,233
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	4,850,166	4,550,166
Common stock, shares outstanding	4,850,166	4,550,166
Series A-2 Preferred Stock [Member]
Temporary equity, par value per share	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	4,200,000	4,200,000
Temporary equity, shares issued	3,860,197	3,853,797
Temporary equity, shares outstanding	3,860,197	3,853,797
Series A-1 Preferred Stock [Member]
Temporary equity, par value per share	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	4,400,000	4,400,000
Temporary equity, shares issued	3,204,000	3,204,000
Temporary equity, shares outstanding	3,204,000	3,204,000